CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	$ 42,037	$ (41,754)	$ (120,761)
Long-term debt	73,224	79,741
Total equity less long-term debt	115,261	37,987
Cash and cash equivalents	96,507	27,787	$ 21,764
Total equity less long-term debt plus cash and cash equivalents	$ 211,768	$ 65,774